CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)		Common Stock Private placement	Common Stock Sponsor	Common Stock	Additional Paid-in Capital Private placement	Additional Paid-in Capital Sponsor	Additional Paid-in Capital	Stock Subscription Receivable Sponsor	Stock Subscription Receivable	Accumulated Deficit Sponsor	Accumulated Deficit	Private placement	Total
Balance at beginning at Nov. 11, 2019				$ 0			$ 0		$ 0		$ 0		$ 0
Balance at beginning (shares) at Nov. 11, 2019				0
Sale of Units	[1]		$ 144			$ 24,856		$ (25,000)		$ 0
Sale of Units (shares)	[1]		1,437,500
Net loss									0		(492)		(492)
Balance at ending at Dec. 31, 2019				$ 144			24,856		(25,000)		(492)		$ (492)
Balance at ending (shares) at Dec. 31, 2019				1,437,500									1,437,500
Collection of stock subscription receivable									$ (25,000)				$ 25,000
Sale of Units		$ 35		$ 575	$ 3,552,375		53,487,066					$ 3,552,410	$ 53,487,641
Sale of Units (shares)		355,241		5,749,800								355,241	5,749,800
Forfeiture of Founder Shares (Shares)				(50)
Sale of unit purchase option							100						$ 100
Common stock subject to possible redemption				$ (500)			(51,002,349)						(51,002,849)
Common stock subject to possible redemption (Shares)				(5,002,149)
Net loss											(1,061,802)		(1,061,802)
Balance at ending at Dec. 31, 2020				$ 254			$ 6,062,048				$ (1,062,294)		$ 5,000,008
Balance at ending (shares) at Dec. 31, 2020				2,540,342									2,540,342

[1]	Includes 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 7).